Financial instruments - Schedule of valuation technique and inputs for financial assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 705	$ 417
Financial liabilities	11	0
Level 3
Disclosure of financial assets [line items]
Financial assets	439	417
Financial liabilities	0	0
Level 3 | Market-based fair value approach
Disclosure of financial assets [line items]
Financial assets	439	417
Level 2
Disclosure of financial assets [line items]
Financial assets	266	0
Financial liabilities	11	0
Level 2 | Discounted cash flow method
Disclosure of financial assets [line items]
Financial assets	266	0
Financial liabilities	$ 11	$ 0